Consolidated Statements of Changes in Total Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Total Equity [Abstract]
Offering costs from follow-on public offer	$ 14.9		$ 7.6
Offering costs for direct equity placement		$ 0.1
Percentage Interest on Sale	1.00%		1.00%